Earnings Per Share - Additional Information (Detail)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Line Items]
Options granted to purchase of common stock	107,895
Restricted Stock [Member]
Earnings Per Share [Line Items]
Nonvested shares issued to members and directors	141,486
Performance Shares [Member]
Earnings Per Share [Line Items]
Nonvested shares issued to members and directors	101,754